CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - Components of Common Shares - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Components of Common Shares
Capital stock, at par value and fully paid	$ 16	$ 16	$ 16
Additional paid-in capital	312,132	312,471	312,132
Capital Stock and additional paid-in capital, total	$ 312,148	$ 312,487	$ 312,148